Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total Properties	$ 19,494	$ 18,755
Cordoba Shopping [Member]
Statement [Line Items]
Total Properties	$ 19,494	$ 18,755